Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Loss for the year	R$ (1,561,473)	R$ (7,183,804)	R$ (5,895,251)
Adjustments to reconcile the net loss to cash generated from operating activities
Depreciation – aeronautical ROU	1,085,629	673,205	813,952
Depreciation and amortization – others	634,505	662,608	1,056,600
Provision for expected credit losses	3,268	1,233	1,095
Provision for inventory obsolescence	4,876	687	702
Provision for reduction of deposits	(37,005)	13,574	186,856
Provision for loss on prepayment from suppliers	(1,091)	(4,364)	31,486
Adjustment to present value of assets and liabilities	239,777	65,818	63,493
Deferred taxes	34,496	(241,285)	(17,579)
Equity pickup			439
Disposals of property, plant and equipment and intangible assets	68,276	3,881	96,594
Sale-leaseback gains	(140,368)	(5,913)	(551,942)
Termination of obligation due to lease agreement amendment	(176,667)	(27,701)	(104,109)
Provisions and contingencies	278,382	2,408,648	230,101
Actuarial losses from post-employment benefits			10,677
Foreign exchange and monetary variation, net	(1,327,272)	1,462,918	3,114,032
Interest, costs, discounts and premiums on loans and financing and leases	2,409,208	1,776,717	1,545,847
Result of derivatives recognized in profit or loss	172,506	(131,144)	357,404
Provision for labor obligations			227,710
Share-based payments	26,184	21,841	23,430
Other provisions	(7,731)	(6,096)	(7,416)
Adjusted Net Income (Loss)	1,705,500	(509,177)	1,184,121
Changes in operating assets and liabilities:
Financial investments	(98,500)	50,832	(6,320)
Trade receivables	(44,458)	(111,571)	498,901
Inventories	(174,156)	(74,634)	2,873
Deposits	(307,819)	159,896	(52,016)
Advance to suppliers and third parties	(4,785)	66,354	(238,627)
Recoverable taxes	1,085	255,992	(21,543)
Variable and short-term leases	2,399	16,652	18,731
Suppliers	445,787	241,800	392,236
Suppliers – factoring	7,208	22,733	(143,010)
Advance from ticket sales	832,087	619,670	84,651
Mileage program	252,173	36,169	400,288
Advances from customers	117,812	209,195	11,473
Salaries, wages and benefits	485,692	65,825	(289,050)
Landing fees	203,383	280,276	179,619
Taxes obligation	378,030	83,430	82,716
Derivatives	(53,200)	128,415	(779,462)
Provisions	(444,358)	(507,158)	(301,297)
Other assets and liabilities, net	(163,543)	418,228	444,990
Interest paid	(971,008)	(704,409)	(619,557)
Income tax and social contribution paid	(557)	(42,956)	(95,781)
Net cash flows from operating activities	2,168,772	705,562	753,936
Financial investments in subsidiary - Smiles		594,300	171,634
Advances for property, plant and equipment acquisition, net	(92,811)	(319,927)	(96,537)
Acquisition of property, plant and equipment	(645,056)	(315,995)	(501,416)
Return of advance for property, plant and equipment acquisition			73,600
Sale-leaseback transactions received	69,819	14,584	448,482
Acquisition of intangible assets	(119,462)	(152,584)	(63,993)
Net cash flows from (used in) investing activities	(787,510)	(179,622)	31,770
Loans and financing issued, net of costs	110,000	2,893,170	2,933,529
Loans and financing payments	(373,764)	(1,533,575)	(3,748,239)
Payments of leases liabilities – aeronautical ROU	(2,317,125)	(1,431,689)	(1,017,599)
Payments of leases liabilities – others	(40,216)	(17,596)	(41,093)
Treasury shares sold	16	588
Capital increase	947,543	420,734	1,180
Shares to be issued		926	674
Dividends and interest on shareholders’ equity paid to non-controlling interests		(260,131)	(63,949)
Acquisition of interest from non-controlling shareholders		(744,450)
Net cash flows used in financing activities	(1,673,546)	(672,023)	(1,935,497)
Foreign exchange variation on cash held in foreign currencies	(24,939)	(30,489)	167,196
Net decrease in cash and cash equivalents	(317,223)	(176,572)	(982,595)
Cash and cash equivalents at the beginning of the year	486,258	662,830	1,645,425
Cash and cash equivalents at the end of the year	R$ 169,035	R$ 486,258	R$ 662,830